Income Tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax -deferred Taxes Details 1
Current income tax expense	$ (600)	$ (310)	$ (13)
Income tax credit			1,050
Total income tax credit / (expense)	$ (600)	$ (310)	$ 1,037